(Loss) / Earnings Per Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Dilutive shares (in shares)	0	0	38,302,877
Total potential dilutive shares, convertible notes (in shares)			31,791,435
Total potential dilutive shares, restricted stock (in shares)			13,611,270
Convertible Debt Securities [Member]
Earnings per share [line items]
Antidilutive securities (in shares)	34,422,823	34,049,792
Restricted Stock [Member]
Earnings per share [line items]
Antidilutive securities (in shares)	19,254,411	12,613,585